Share based compensation - Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) Option ¥ / shares	Dec. 31, 2021 CNY (¥) Option ¥ / shares
Share based compensation
Number of options outstanding at beginning of year	1,270,445	2,493,404
Number of options vested	(1,270,445)	(1,222,959)
Number of options outstanding at end of year		1,270,445
Weighted average exercise price of share options outstanding at beginning of period | ¥ / shares	¥ 0.007	¥ 0.007
Weighted average exercise price of share options outstanding at end of period | ¥ / shares	¥ 0.007	¥ 0.007
Weighted average grant date fair value of share options outstanding at beginning of year | ¥	¥ 28.01	¥ 28.01
Weighted average grant date fair value of share options outstanding at end of year | ¥	¥ 28.01	¥ 28.01